TAXES (Details 2) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
TAXES
Income tax payable	$ 517,272	$ 512,231
Value added tax payable	221,243	118,832
Other taxes payable	2,451	2,588
Total taxes payable	$ 740,966	$ 633,651